LEASES	9 Months Ended
Mar. 31, 2023
Leases
LEASES

NOTE 13. LEASES

In relation to the IFP Acquisition, the Company assumed a non-cancelable finance lease agreement. The lease has an original lease period expiring in August 2025. The lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The components of finance lease expense are as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Depreciation of finance lease right-of-use assets	$45,548	$—	$94,171	$—
Interest on finance lease liabilities	23,712	—	46,160	—
Total finance lease costs	$69,260	$—	$140,331	$—

As of March 31, 2023, the remaining lease-term and discount rate on the Company’s lease was 2.4 years and 17%, respectively.

The reconciliation of the maturities of the finance lease to the finance lease liabilities recorded in the condensed consolidated balance sheet as of March 31, 2023, is as follows:

2023	$245,322
2024	255,135
2025	108,457
Total lease payments	608,914
Less: imputed interest	(113,974)
Present value of lease liabilities	$494,940

Lease payments in the table above exclude $137,780 of minimum lease payments for a lease signed, but not yet commenced, as of March 31, 2023.